Huber Select Large Cap Value Fund
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 95.7%	Shares	Value
Aerospace & Defense - 1.6%
Northrop Grumman Corp.	11,593	$6,684,640

Banking - 18.8%
Bank of America Corp.	412,546	19,501,049
Citigroup, Inc.	249,268	23,356,412
First Citizens BancShares, Inc. - Class A	2,300	4,587,948
First Horizon Corp.	417,126	9,097,518
JPMorgan Chase & Co.	18,233	5,401,344
Regions Financial Corp.	270,500	6,851,765
Truist Financial Corp.	174,700	7,636,137
		76,432,173

Biotech & Pharmaceuticals - 8.3%
Eli Lilly & Co.	20,437	15,124,810
Merck & Co., Inc.	14,193	1,108,757
Pfizer, Inc.	749,530	17,456,554
		33,690,121

Consumer Services - 4.0%
Upbound Group, Inc.	789,385	16,288,959

Cosmetics/Personal Care - 0.9%
Kenvue, Inc.	173,400	3,717,696

Electric Utilities - 1.2%
Constellation Energy Corp.	13,977	4,861,760

Electrical Equipment - 0.2%
TE Connectivity PLC	3,357	690,703

Food - 2.6%
J M Smucker Co.	93,000	9,982,620
Tyson Foods, Inc. - Class A	11,458	599,253
		10,581,873

Gas & Water Utilities - 1.0%
National Fuel Gas Co.	48,900	4,244,031

Health Care Facilities & Services - 1.5%
Tenet Healthcare Corp. (a)	38,800	6,257,664

Home Construction - 0.1%
Lennar Corp. - Class B	5,560	595,921

Industrial Support Services - 1.4%
United Rentals, Inc.	6,400	5,650,816

Insurance - 1.0%
CNO Financial Group, Inc.	110,821	4,082,645

Internet Media & Services - 1.8%
Lyft, Inc. - Class A (a)	510,200	7,173,412

Oil & Gas Producers - 12.1%
BP PLC - ADR	527,200	16,949,480
Cheniere Energy, Inc.	37,300	8,798,324
Golar LNG Ltd.	467,685	19,249,915
Shell PLC - ADR	31,300	2,260,173
W&T Offshore, Inc.	1,087,307	1,924,533
		49,182,425

Retail - 4.1%
Dollar General Corp.	160,500	16,836,450

Retail - Discretionary - 0.5%
Home Depot, Inc.	5,398	1,983,819

Software - 10.6%
Microsoft Corp.	34,928	18,634,088
Oracle Corp.	97,100	24,641,067
		43,275,155

Specialty Finance - 1.6%
Enova International, Inc. (a)	60,709	6,347,733

Technology Services - 7.8%
KBR, Inc.	459,777	21,489,977
Mastercard, Inc. - Class A	17,859	10,116,588
		31,606,565

Telecommunications - 4.3%
AT&T, Inc.	637,180	17,465,104

Tobacco & Cannabis - 4.8%
Philip Morris International, Inc.	120,259	19,728,489

Transportation & Logistics - 4.2%
FedEx Corp.	77,400	17,298,126

Transportation Equipment - 1.3%
General Motors Co.	95,300	5,083,302
TOTAL COMMON STOCKS (Cost $281,233,075)		389,759,582

SHORT-TERM INVESTMENTS - 4.9%	Shares	Value
Money Market Funds - 4.9%
First American Government Obligations Fund - Class X, 4.23% (b)	10,035,070	10,035,070
First American Treasury Obligations Fund - Class X, 4.26% (b)	10,035,069	10,035,069
TOTAL SHORT-TERM INVESTMENTS (Cost $20,070,139)		20,070,139

TOTAL INVESTMENTS - 100.6% (Cost $301,303,214)		409,829,721
Liabilities in Excess of Other Assets - (0.6)%		(2,479,418)
TOTAL NET ASSETS - 100.0%		$407,350,303
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Huber Select Large Cap Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$389,759,582	$–	$–	$389,759,582
Money Market Funds	20,070,139	–	–	20,070,139
Total Investments	$409,829,721	$–	$–	$409,829,721